Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 380,860	$ 466,544
Accounts receivable, net	23,251	30,218
Inventory	15,745	11,122
Other current assets	18,243	17,298
Total current assets	438,099	525,182
Non-current assets
Property, plant and equipment	3,169	4,066
Right-of-use assets	6,708	7,164
Intangible assets	14,598	13,582
Interest in joint venture	34,687	41,236
Deferred tax asset	33,599	26,049
Other long-term assets	899	693
Total non-current assets	93,660	92,790
Total assets	531,759	617,972
Current liabilities
Accounts payable	11,611	12,080
Other current liabilities	62,658	50,497
Lease liabilities, short-term	835	1,029
Current income tax payable	0	3,754
Senior secured term loans, short-term	12,469	0
Convertible loans, short-term	0	6,575
Total current liabilities	87,573	73,935
Non-current liabilities
Convertible loans, derivatives	0	37,947
Warrant obligations	4,293	0
Deferred royalty obligation, long-term	208,218	218,664
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	6,622	6,994
Defined benefit pension liabilities	0	3,652
Total non-current liabilities	339,403	377,949
Total liabilities	426,976	451,884
Equity attributable to owners of the parent
Share capital	6,699	6,445
Share premium	1,007,510	981,827
Treasury shares	(101)	(128)
Other reserves	148,045	102,646
Cumulative translation adjustments	(842)	183
Accumulated losses	(1,056,528)	(924,885)
Total equity attributable to owners of the parent	104,783	166,088
Total liabilities and equity	531,759	617,972
Senior Secured Term Loans
Non-current liabilities
Convertible loans, long-term	96,731	0
Convertible Loans
Non-current liabilities
Convertible loans, long-term	$ 0	$ 87,153